Note 5 - Deposits (Details) - Interest-Bearing Deposits (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Interest-Bearing Deposits [Abstract]
NOW accounts	$ 112,571	$ 106,342
Savings and Money Market	198,788	200,237
In denominations of $250,000 or less	164,219	163,057
In denominations of more than $250,000	9,458	9,418
Total time deposits	173,677	172,475
Total interest-bearing deposits	$ 485,036	$ 479,054